SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 23, 2026, which is the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statement.